Debt Securities in Issue - Summary of Maturities of Debt Securities in Issue (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total debt securities	€ 121,138	€ 118,528
Fixed rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	87,896	84,920
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	32,575	26,871
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	13,311	10,358
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,232	9,527
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	6,608	6,321
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,466	2,836
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	28,705	29,007
Floating rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	33,242	33,608
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	26,090	24,938
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,380	3,126
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	1,469	3,041
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	1,458	1,541
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	90	144
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	€ 755	€ 816